UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-07959

Advisors Series Trust
(Exact name of registrant as specified in charter)

615 E. Michigan St.
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Eric M. Banhazl
Advisors Series Trust
615 E. Michigan St.
Milwaukee, WI 53202
(Name and address of agent for service)

(414) 765-6609
(Registrant's telephone number, including area code)

Date of fiscal year end: November 30, 2007

Date of reporting period: February 28, 2007

Item 1. Schedules of Investments.

PIA BBB BOND FUND
Schedule of Investments - February 28, 2007 (Unaudited)

Principal
Amount			Value

	CORPORATE BONDS & NOTES	81.9%
	Aerospace/Defense	2.6%
	Lockheed Martin Corp.
$ 1,852,000	7.75%, due 5/1/26		$2,319,776
	Northrup Grumman Corp.
1,170,000	7.75%, due 2/15/31		1,482,081
	Raytheon Co.
1,250,000	8.30%, due 3/1/10		1,362,296
550,000	7.20%, due 8/15/27		657,155
			5,821,308

	Auto Manufacturers	2.9%
	DaimlerChrysler NA Holding Corp.
3,800,000	7.75%, due 1/18/11		4,110,099
870,000	7.30%, due 1/15/12		941,889
1,175,000	8.50%, due 1/18/31		1,472,143
			6,524,131

	Banks	1.0%
	Zions Bancorp
2,150,000	5.50%, due 11/16/15		2,154,119

	Building Materials	0.5%
	Hanson PLC
900,000	6.125%, due 8/15/16		935,795
	Masco Corp.
275,000	5.875%, due 7/15/12		279,611
			1,215,406

	Chemicals	0.2%
	Lubrizol Corp.
375,000	5.50%, due 10/1/14		370,627

	Construction	1.4%
	Centex Corp.
925,000	5.25%, due 6/15/15		890,372
	CRH America, Inc.
1,300,000	6.00%, due 9/30/16		1,341,444
	Pulte Homes, Inc.
750,000	7.875%, due 8/1/11		822,467
			3,054,283

	Consumer Products
	Fortune Brands, Inc.	0.4%
825,000	5.375%, due 1/15/16		803,970

	Diversified Financial Services	1.0%
	Capital One Financial Co.
2,100,000	5.70%, due 9/15/11		2,137,036

	Diversified Manufacturing	0.4%
	Tyco International Group SA
595,000	6.00%, due 11/15/13		633,893
200,000	6.875%, due 1/15/29		242,096
			875,989

	Electric Utilities	15.4%
	AEP Texas Central Co.
700,000	6.65%, due 2/15/33		762,760
	Arizona Pub Service Co.
2,055,000	5.80%, due 6/30/14		2,088,213
	CenterPoint Energy
2,175,000	7.75%, due 2/15/11		2,361,617
	Cincinnati Gas & Electric Co.
1,980,000	5.70%, due 9/15/12		2,027,094
	Constellation Energy Group
1,800,000	7.60%, due 4/1/32		2,134,966
	Consumers Energy
2,100,000	5.50%, due 8/15/16		2,104,983
	Dominion Resources, Inc.
2,150,000	5.15%, due 7/15/15		2,125,871
	DTE Energy Co.
2,350,000	7.05%, due 6/1/11		2,517,010
	Exelon Corp.
1,025,000	6.75%, due 5/1/11		1,075,837
1,000,000	5.625%, due 6/15/35		961,495
	FirstEnergy Corp.
1,825,000	7.375%, due 11/15/31		2,133,772
	MidAmerican Energy Holdings Co.
850,000	6.125%, due 4/1/36		878,680
	NiSource Finance Corp.
2,150,000	5.40%, due 7/15/14		2,128,489
	Oncor Electric Delivery
250,000	7.00%, due 5/1/32		278,860
	Pacific Gas & Electric
2,085,000	6.05%, due 3/1/34		2,162,616
	PPL Energy Supply, LLC
500,000	6.40%, due 11/1/11		520,734
	Progress Energy, Inc.
3,416,000	7.10%, due 3/1/11		3,656,080
	PSEG Power, LLC
1,950,000	7.75%, due 4/15/11		2,128,084
	Puget Sound Energy, Inc.
375,000	6.274%, due 3/15/37		388,360
	Virginia Electric & Power Co.
1,200,000	6.00%, due 1/15/36		1,240,877
	XCEL Energy, Inc.
900,000	7.00%, due 12/1/10		956,849
			34,633,247

	Finance - Mortgage Loans	1.2%
	Residential Capital Corp.
2,500,000	6.875%, due 6/30/15		2,581,065

	Food	4.4%
	ConAgra Foods, Inc.
108,000	7.875%, due 9/15/10		117,396
525,000	7.00%, due 10/1/28		580,227
	General Mills, Inc.
2,300,000	6.00%, due 2/15/12		2,383,794
	H.J. Heinz Finance Co.
825,000	6.00%, due 3/15/12		850,014
	Kellogg Co.
2,250,000	6.60%, due 4/1/11		2,373,853
	Kroger Co.
1,725,000	6.20%, due 6/15/12		1,791,312
	Safeway, Inc.
1,450,000	6.50%, due 3/1/11		1,511,547
	Sara Lee Corp.
350,000	3.875%, due 6/15/13		319,496
			9,927,639

	Forest Products & Paper	1.2%
	International Paper Co.
1,025,000	5.30%, due 4/1/15		998,395
	Westvaco Corp.
475,000	8.20%, due 1/15/30		554,987
	Weyerhaeuser Co.
700,000	5.95%, due 11/1/08		707,694
425,000	7.375%, due 3/15/32		465,559
			2,726,635

	Insurance	0.8%
	Marsh & McLennan Cos., Inc.
1,100,000	5.75%, due 9/15/15		1,104,019
	WellPoint, Inc.
600,000	6.80%, due 8/1/12		641,771
150,000	5.85%, due 1/15/36		151,348
			1,897,138

	Media	10.2%
	CBS Corp.
1,175,000	7.70%, due 7/30/10		1,267,480
900,000	6.25%, due 4/30/16		920,861
925,000	7.875%, due 7/30/30		1,036,452
400,000	6.875%, due 4/30/36		412,211
	Comcast Cable Communications, Inc.
2,332,000	6.20%, due 11/15/08		2,374,857
2,900,000	8.375%, due 3/15/13		3,353,812
	Comcast Corp.
2,900,000	7.05%, due 3/15/33		3,254,566
	Cox Communications, Inc.
2,125,000	7.125%, due 10/1/12		2,311,052
	News America, Inc.
2,275,000	6.20%, due 12/15/34		2,293,719
	Time Warner, Inc.
2,155,000	9.125%, due 1/15/13		2,547,910
2,650,000	7.70%, due 5/1/32		3,120,115
			22,893,035

	Medical Instruments	0.2%
	Boston Scientific Corp.
425,000	6.00%, due 6/15/11		433,528

	Mining	0.6%
	Alcan, Inc.
1,350,000	4.875%, due 9/15/12		1,324,721

	Office Equipment	1.0%
	Xerox Corp.
2,200,000	6.40%, due 3/15/16		2,292,228

	Oil & Gas	8.5%
	Anadarko Petroleum Corp.
1,200,000	5.95%, due 9/15/16		1,218,713
1,050,000	6.45%, due 9/15/36		1,073,105
	Atmos Energy Corp.
175,000	4.95%, due 10/15/14		167,215
	Canadian Natural Resources
400,000	6.00%, due 8/15/16		410,800
850,000	6.50%, due 2/15/37		892,129
	Devon Energy Corp.
625,000	7.95%, due 4/15/32		775,857
	Devon Financing Corp., U.L.C.
1,499,000	6.875%, due 9/30/11		1,600,194
	Encana Corp.
1,100,000	6.50%, due 8/15/34		1,175,685
	Encana Holdings FinancialCorp.
1,050,000	5.80%, due 5/1/14		1,079,774
	Enterprise Products
750,000	5.60%, due 10/15/14		754,042
400,000	6.65%, due 10/15/34		424,443
	Hess Corp.
500,000	6.65%, due 8/15/11		528,320
450,000	7.875%, due 10/1/29		539,347
	Kinder Morgan Energy Partners
850,000	5.125%, due 11/15/14		827,962
100,000	5.80%, due 3/15/35		95,157
	Marathon Oil Corp.
875,000	6.125%, due 3/15/12		911,780
	Pemex Master Trust
1,225,000	7.875%, due 2/1/09		1,278,900
1,600,000	7.375%, due 12/15/14		1,767,200
1,500,000	8.625%, due 2/1/22		1,875,750
	Petro-Canada
600,000	5.95%, due 5/15/35		592,186
	Valero Energy Corp.
500,000	7.50%, due 4/15/32		590,413
	XTO Energy, Inc.
475,000	5.00%, due 1/31/15		460,088
			19,039,060

	Pharmaceuticals	0.2%
	Teva Pharmaceutical Finance, LLC
550,000	6.15%, due 2/1/36		548,044

	Pipelines	0.7%
	Kinder Morgan, Inc.
625,000	6.50%, due 9/1/12		642,069
	ONEOK, Inc.
700,000	5.20%, due 6/15/15		675,886
	Texas Eastern Transmission Corp.
300,000	7.00%, due 7/15/32		343,318
			1,661,273

	Printing	0.1%
	R.R. Donnelley & Sons Co.
175,000	4.95%, due 4/1/14		165,338

	Real Estate Investment Trusts	2.5%
	Healthcare Realty Trust
723,000	8.125%, due 5/1/11		785,905
200,000	5.125%, due 4/1/14		193,238
	Hospitality Properties
900,000	6.75%, due 2/15/13		951,002
	iStar Financial, Inc.
1,400,000	5.875%, due 3/15/16		1,406,780
	ProLogis
2,200,000	5.75%, due 4/1/16		2,256,221
			5,593,146

	Retail	3.0%
	CVS Corp.
2,150,000	4.875%, due 9/15/14		2,084,713
	Federated Department Stores, Inc.
1,045,000	6.90%, due 4/1/29		1,079,245
	J.C. Penney Co., Inc.
1,625,000	8.00%, due 3/1/10		1,744,585
525,000	7.40%, due 4/1/37		595,041
	Limited Brands, Inc.
425,000	5.25%, due 11/1/14		408,858
	Newell Rubbermaid, Inc.
200,000	4.625%, due 12/15/09		197,598
	YUM! Brands, Inc.
550,000	8.875%, due 4/15/11		619,895
			6,729,935

	Savings & Loans	1.0%
	Washington Mutual, Inc.
2,285,000	4.625%, due 4/1/14		2,164,464

	Sovereign	4.5%
	United Mexican States
2,580,000	10.375%, due 2/17/09		2,831,550
3,200,000	5.875%, due 1/15/14		3,283,200
3,733,000	6.75%, due 9/27/34		4,083,902
			10,198,652

	Telecommunications	9.2%
	British Telecom PLC
450,000	8.375%, due 12/15/10		504,662
1,450,000	8.875%, due 12/15/30		2,044,422
	CenturyTel, Inc.
180,000	8.375%, due 10/15/10		196,238
	Embarq Corp.
950,000	7.082%, due 6/1/16		984,019
1,200,000	7.995%, due 6/1/36		1,277,824
	Koninklijke KPN NV
1,745,000	8.00%, due 10/1/10		1,893,512
	Nextel Communications
3,200,000	7.375%, due 8/1/15		3,314,518
	Sprint Capital Corp.
1,275,000	6.125%, due 11/15/08		1,294,003
2,250,000	6.875%, due 11/15/28		2,300,632
	Telecom Italia Capital
2,475,000	5.25%, due 11/15/13		2,412,576
1,125,000	6.375%, due 11/15/33		1,102,129
	Telefonica Europe BV
1,550,000	7.75%, 9/15/10		1,675,920
1,350,000	8.25%, 9/15/30		1,679,246
			20,679,701

	Tobacco	0.5%
	Altria Group, Inc.
1,000,000	7.00%, due 11/4/13		1,099,835

	Transportation	4.6%
	Burlington Northern Santa Fe
1,475,000	6.75%, due 7/15/11		1,565,128
575,000	6.20%, due 8/15/36		598,523
	Canadian Pacific Railway Ltd.
950,000	7.125%, due 10/15/31		1,134,126
	CSX Corp.
640,000	7.95%, due 5/1/27		794,725
	FedEx Corp.
2,360,000	3.50%, due 4/1/09		2,284,334
	Norfolk Southern Corp.
1,875,000	7.05%, due 5/1/37		2,199,006
	Union Pacific Corp.
1,925,000	3.625%, due 6/1/10		1,835,769
			10,411,611

	Utilities - Natural Gas	0.9%
	Sempra Energy
1,950,000	6.00%, due 2/1/13		2,025,633

	Waste Disposal	0.8%
	Republic Services, Inc.
850,000	6.75%, due 8/15/11		897,000
	Waste Management, Inc.
739,000	7.75%, due 5/15/32		885,585
			1,782,585

	Total Corporate Bonds & Notes (cost $182,376,921)		183,765,382

	U.S. GOVERNMENT INSTRUMENTALITIES	12.8%
	U.S. Treasury Bonds	3.0%
	U.S. Treasury Bond
7,100,000	4.50%, due 2/15/36		6,888,115

	U.S. Treasury Notes	9.8%
	U.S. Treasury Note
10,450,000	4.75%, due 2/15/10		10,510,422
2,100,000	4.625%, due 11/15/16		2,109,927
9,300,000	4.625%, due 2/15/17		9,356,674
			21,977,023

	Total U.S. Government Instrumentalities (cost $28,538,635)		28,865,138

Shares/
Principal Amount

	SHORT-TERM INVESTMENTS	16.4%
299,433	AIM STIT - Treasury Mutual Fund		299,433
	FHLB Discount Note
$ 36,425,000	Zero Coupon, due 3/1/07		36,425,000

Total Short-Term Investments (cost $36,724,433)		36,724,433

Total Investments (cost $247,639,989)	111.1%	249,354,953
Liabilities less Other Assets	(11.1)%	(24,966,280)
TOTAL NET ASSETS	100.0%	$224,388,673

FHLB - Federal Home Loan Bank

The cost basis of investments for federal income tax purposes at February 28, 2007 was as follows*:

Cost of investments	$247,848,729

Gross unrealized appreciation	$2,152,134
Gross unrealized depreciation	(645,910)
Net unrealized appreciation	$1,506,224

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

PIA MBS BOND FUND
Schedule of Investments - February 28, 2007 (Unaudited)

Principal
Amount			Value

	MORTGAGE-BACKED SECURITIES	89.2%
	U.S. Government Agencies	89.2%
	FHLMC Pool
$ 377,420	4.50%, due 5/1/20, #G18052		$365,742
98,572	4.50%, due 9/1/20, #J02502		95,522
411,829	4.50%, due 3/1/21, #G18119		399,056
432,697	5.00%, due 3/1/21, #G18105		426,957
191,657	4.50%, due 4/1/21, #G18125		185,727
287,325	5.50%, due 4/1/21, #J01570		287,985
477,518	4.50%, due 5/1/21, #J01723		462,706
284,272	5.00%, due 5/1/21, #G12210		280,588
478,473	6.00%, due 6/1/21, #G18124		486,085
704,009	5.00%, due 7/1/21, #J03048		694,669
154,271	6.00%, due 7/1/21, #J03089		156,725
1,067,396	4.50%, due 9/1/21, #G12378		1,034,368
472,904	5.50%, due 9/1/21, #J03360		473,992
679,507	5.00%, due 11/1/21, #G18160		670,493
729,000	5.00%, due 1/1/22, #J04202		719,339
500,001	5.50%, due 1/1/22, #G18163		501,151
385,906	5.00%, due 2/1/22, #G12522		380,786
614,094	5.00%, due 2/1/22, #J04411		605,956
270,901	5.00%, due 2/1/22, #J04425		267,311
50,150	6.50%, due 5/1/32, #C01351		51,492
125,652	5.50%, due 6/1/33, #G01563		125,019
47,834	5.50%, due 4/1/35, #A32022		47,526
43,703	5.50%, due 5/1/35, #B31639		43,421
1,452,751	5.00%, due 8/1/35, #A36351		1,411,608
392,500	5.00%, due 8/1/35, #A36842		381,384
684,577	5.50%, due 8/1/35, #A36561		680,162
197,051	5.00%, due 10/1/35, #A47296		191,470
1,175,420	5.00%, due 10/1/35, #G01940		1,142,132
478,248	5.00%, due 11/1/35, #A39665		464,704
55,432	5.00%, due 12/1/35, #A40268		53,862
191,270	5.00%, due 12/1/35, #A40879		185,853
54,680	6.50%, due 12/1/35, #A40791		55,764
391,953	5.00%, due 1/1/36, #A41712		380,853
284,742	5.00%, due 1/1/36, #G08104		276,678
1,500,001	6.00%, due 1/1/36, #A42208		1,515,409
154,820	7.00%, due 1/1/36, #G02048		159,854
107,038	5.00%, due 2/1/36, #A42902		104,007
1,949,820	5.50%, due 2/1/36, #G02031		1,937,246
169,527	6.00%, due 2/1/36, #A42669		171,161
24,407	5.00%, due 3/1/36, #A43419		23,694
822,083	5.00%, due 3/1/36, #A43658		798,075
256,129	5.00%, due 3/1/36, #A43750		249,139
231,065	5.00%, due 3/1/36, #A44035		224,317
227,869	5.50%, due 3/1/36, #A43698		226,197
652,525	5.50%, due 3/1/36, #A43942		647,736
217,834	5.50%, due 3/1/36, #G08116		216,235
43,792	5.00%, due 4/1/36, #A44893		42,513
94,984	5.50%, due 4/1/36, #G08122		94,287
39,523	6.00%, due 4/1/36, #A44949		39,929
314,692	6.50%, due 4/1/36, #G08124		320,831
692,032	5.50%, due 5/1/36, #G08128		686,953
134,403	6.00%, due 5/1/36, #A49171		135,699
95,925	5.00%, due 6/1/36, #G02243		93,209
758,073	5.50%, due 6/1/36, #A54791		752,510
288,592	6.00%, due 6/1/36, #A49880		291,374
346,957	5.00%, due 7/1/36, #A50310		336,824
495,334	5.50%, due 7/1/36, #A50785		491,699
151,152	6.00%, due 7/1/36, #A50416		152,610
588,419	6.50%, due 7/1/36, #A51400		599,898
392,367	5.00%, due 8/1/36, #A51601		381,255
695,744	5.00%, due 8/1/36, #G08159		675,425
992,660	5.50%, due 8/1/36, #A51093		985,375
146,041	5.50%, due 8/1/36, #G08145		144,969
387,620	6.00%, due 8/1/36, #A51786		391,358
506,983	6.00%, due 8/1/36, #A52006		511,871
275,650	6.50%, due 8/1/36, #A51337		281,027
944,186	6.50%, due 8/1/36, #A51729		962,606
298,250	5.50%, due 9/1/36, #A52142		296,061
231,910	5.50%, due 9/1/36, #A52669		230,208
392,627	6.00%, due 9/1/36, #A52645		396,413
295,989	6.50%, due 9/1/36, #A53507		301,763
466,028	6.50%, due 9/1/36, #G02375		475,119
153,967	5.50%, due 10/1/36, #A52878		152,837
689,450	5.50%, due 10/1/36, #A52931		684,390
901,121	5.50%, due 10/1/36, #A53127		894,507
344,097	5.50%, due 10/1/36, #A53146		341,572
497,802	5.50%, due 10/1/36, #A53882		495,293
383,518	6.00%, due 10/1/36, #G08156		387,216
840,810	5.00%, due 11/1/36, #A53678		816,255
498,341	5.00%, due 11/1/36, #A54276		483,787
1,485,101	5.50%, due 11/1/36, #G08160		1,474,202
1,707,247	6.00%, due 11/1/36, #A53729		1,723,708
972,183	6.00%, due 11/1/36, #A54192		981,557
197,497	6.00%, due 11/1/36, #A54224		199,401
1,283,382	6.00%, due 11/1/36, #A55103		1,295,757
1,459,067	6.50%, due 11/1/36, #A54343		1,487,530
3,500,000	5.50%, due 2/1/37, #A57840		3,474,313
55,814	6.50%, due 2/1/37, #A57780		56,903
	FHLMC TBA (a)
3,000,000	5.50%, due 3/15/22		3,006,564
5,000,000	5.00%, due 3/15/37		4,853,125
11,000,000	5.50%, due 3/15/37		10,917,500
16,000,000	6.00%, due 3/15/37		16,150,000
8,000,000	6.50%, due 3/15/37		8,155,000
1,000,000	7.00%, due 3/15/37		1,027,500
	FNMA Pool
282,896	5.00%, due 4/1/19, #770788		279,650
143,039	4.50%, due 8/1/20, #835221		138,700
385,330	4.50%, due 10/1/20, #842732		373,641
681,047	4.50%, due 12/1/20, #813954		660,388
254,180	4.50%, due 1/1/21, #845159		246,470
159,862	5.00%, due 1/1/21, #811537		157,848
183,561	5.50%, due 1/1/21, #849074		184,048
377,336	4.50%, due 2/1/21, #845437		365,889
568,444	5.00%, due 2/1/21, #865191		561,285
145,169	5.00%, due 4/1/21, #256199		143,286
271,468	5.50%, due 4/1/21, #869868		272,189
286,582	5.00%, due 5/1/21, #879112		282,863
189,949	5.00%, due 5/1/21, #884422		187,484
702,547	4.50%, due 7/1/21, #845515		681,149
140,134	6.00%, due 7/1/21, #896586		142,373
195,497	5.00%, due 9/1/21, #893534		192,960
500,001	5.50%, due 10/1/21, #870795		501,329
686,904	5.50%, due 10/1/21, #905090		688,728
296,846	6.00%, due 10/1/21, #902303		301,590
687,054	5.00%, due 11/1/21, #904659		678,139
46,344	5.50%, due 9/1/33, #729928		46,093
57,265	5.50%, due 9/1/33, #741862		56,955
46,350	6.00%, due 8/1/34, #790162		46,863
204,578	5.50%, due 5/1/35, #824531		203,196
64,569	6.00%, due 5/1/35, #735501		65,195
160,691	6.00%, due 6/1/35, #825644		162,249
159,606	7.00%, due 7/1/35, #826251		164,317
31,136	5.00%, due 9/1/35, #832483		30,264
345,068	7.00%, due 9/1/35, #842290		355,253
30,170	5.00%, due 10/1/35, #836361		29,325
97,915	4.50%, due 11/1/35, #256032		92,456
38,839	5.00%, due 11/1/35, #844809		37,751
408,489	6.50%, due 11/1/35, #844071		416,720
26,475	5.00%, due 12/1/35, #850739		25,734
285,159	5.00%, due 12/1/35, #852482		277,176
43,733	5.50%, due 12/1/35, #849500		43,438
299,055	6.00%, due 12/1/35, #848451		301,955
201,320	6.50%, due 12/1/35, #843585		205,376
527,959	5.00%, due 1/1/36, #850566		513,178
653,005	5.00%, due 1/1/36, #866592		634,723
237,437	5.50%, due 1/1/36, #851717		235,626
45,964	6.00%, due 1/1/36, #256060		46,410
382,292	5.50%, due 2/1/36, #831357		379,376
70,149	6.50%, due 2/1/36, #852958		71,540
1,500,000	6.50%, due 2/1/36, #865473		1,529,733
149,545	6.50%, due 2/1/36, #878673		152,509
104,857	7.00%, due 2/1/36, #865190		107,952
226,903	5.00%, due 3/1/36, #852270		220,343
217,536	5.50%, due 3/1/36, #863684		215,877
185,310	5.00%, due 4/1/36, #831421		179,953
191,496	5.00%, due 4/1/36, #852919		185,960
96,652	6.00%, due 4/1/36, #871954		97,589
3,205,140	5.00%, due 5/1/36, #745515		3,115,404
660,227	5.00%, due 5/1/36, #867439		641,140
396,759	5.00%, due 5/1/36, #872638		385,290
386,114	5.00%, due 5/1/36, #884217		374,952
303,642	5.00%, due 5/1/36, #895554		294,864
2,561,554	5.50%, due 5/1/36, #852527		2,542,016
524,440	6.00%, due 5/1/36, #871348		529,170
200,020	5.00%, due 6/1/36, #885398		194,238
575,487	5.50%, due 6/1/36, #256269		571,097
362,588	5.50%, due 6/1/36, #884803		360,138
964,649	6.00%, due 6/1/36, #831541		973,350
344,736	6.50%, due 6/1/36, #882082		351,569
286,938	5.00%, due 7/1/36, #886322		278,643
297,847	5.50%, due 7/1/36, #892443		295,575
198,696	6.00%, due 7/1/36, #885506		200,488
141,056	6.00%, due 7/1/36, #891794		142,329
361,931	6.50%, due 7/1/36, #883005		369,105
396,504	5.00%, due 8/1/36, #895093		385,402
486,258	5.50%, due 8/1/36, #256359		482,549
99,386	5.50%, due 8/1/36, #658743		98,628
993,523	5.50%, due 8/1/36, #817794		985,946
820,320	5.50%, due 8/1/36, #893295		814,063
298,333	6.00%, due 8/1/36, #895105		301,024
280,049	6.50%, due 8/1/36, #886451		285,600
215,915	6.50%, due 8/1/36, #887017		220,194
978,022	6.50%, due 8/1/36, #892924		997,408
435,626	6.50%, due 8/1/36, #897208		444,261
598,557	6.50%, due 8/1/36, #903188		610,422
393,254	5.00%, due 9/1/36, #886899		381,885
473,338	5.00%, due 9/1/36, #886921		459,655
498,938	5.00%, due 9/1/36, #893569		484,515
788,422	5.00%, due 9/1/36, #893621		765,629
873,488	5.50%, due 9/1/36, #256403		866,825
494,792	5.50%, due 9/1/36, #893570		491,018
790,003	5.50%, due 9/1/36, #896444		783,978
493,073	5.50%, due 9/1/36, #900348		489,312
668,857	6.00%, due 9/1/36, #893427		674,890
1,000,100	6.50%, due 9/1/36, #745824		1,019,924
88,547	6.50%, due 9/1/36, #887432		90,303
985,872	5.50%, due 10/1/36, #831845		978,353
987,374	5.50%, due 10/1/36, #893087		979,843
63,141	6.00%, due 10/1/36, #894203		63,710
498,303	6.00%, due 10/1/36, #894999		502,797
1,432,501	6.00%, due 10/1/36, #897174		1,445,421
192,910	6.00%, due 10/1/36, #903770		194,650
386,811	5.00%, due 11/1/36, #898813		375,628
996,253	5.00%, due 11/1/36, #902436		967,453
993,038	5.50%, due 11/1/36, #898814		985,464
982,939	5.50%, due 11/1/36, #904104		975,442
398,744	5.50%, due 11/1/36, #904906		395,703
490,172	6.00%, due 11/1/36, #898198		494,593
52,755	6.00%, due 11/1/36, #902663		53,231
1,642,412	6.00%, due 11/1/36, #903964		1,657,226
433,197	5.00%, due 12/1/36, #256537		420,674
1,479,017	5.50%, due 12/1/36, #256513		1,467,737
982,399	6.00%, due 12/1/36, #256514		991,260
779,030	6.00%, due 12/1/36, #902865		786,057
200,000	5.00%, due 1/1/37, #906238		194,218
998,963	5.50%, due 1/1/37, #920730		991,344
599,881	5.00%, due 2/1/37, #908612		582,531
1,200,000	5.50%, due 2/1/37, #256636		1,190,793
995,021	6.00%, due 2/1/37, #909357		1,004,007
	FNMA TBA (a)
2,000,000	5.00%, due 3/15/22		1,973,750
2,000,000	6.00%, due 3/15/22		2,031,250
1,000,000	7.00%, due 3/1/33		1,027,812
5,000,000	5.00%, due 3/15/37		4,854,690
20,000,000	5.50%, due 3/15/37		19,843,760
16,000,000	6.00%, due 3/15/37		16,140,000
7,000,000	6.50%, due 3/15/37		7,137,816
	GNMA Pool
116,183	7.00%, due 9/15/35, #647831		120,541
297,439	5.00%, due 10/15/35, #642220		291,046
289,478	5.00%, due 11/15/35, #550718		283,257
235,946	5.50%, due 11/15/35, #650091		235,830
187,823	5.50%, due 12/15/35, #646307		187,731
138,924	5.50%, due 2/15/36, #652942		138,783
376,144	6.00%, due 2/15/36, #649384		381,996
448,327	5.50%, due 3/15/36, #653730		447,872
195,420	5.50%, due 4/15/36, #648115		195,221
373,072	5.50%, due 4/15/36, #652534		372,693
484,376	6.00%, due 4/15/36, #652510		491,911
99,068	6.50%, due 4/15/36, #655329		101,680
188,844	5.00%, due 5/15/36, #651939		184,691
295,143	5.50%, due 5/15/36, #655520		294,843
146,614	5.50%, due 5/15/36, #655532		146,465
195,263	5.00%, due 6/15/36, #608952		190,969
618,668	6.50%, due 6/15/36, #652593		634,975
375,217	5.50%, due 7/15/36, #608993		374,836
198,683	6.00%, due 7/15/36, #654930		201,773
289,264	6.00%, due 7/15/36, #656064		293,764
298,708	5.50%, due 8/15/36, #654937		298,405
221,186	5.50%, due 8/15/36, #656475		220,961
198,949	5.50%, due 9/15/36, #651880		198,747
298,705	6.50%, due 9/15/36, #598830		306,579
598,049	6.00%, due 11/15/36, #608450		607,352
1,000,001	6.00%, due 11/15/36, #617294		1,015,557
498,378	6.00%, due 11/15/36, #657270		506,130
500,000	5.50%, due 2/15/37, #657368		499,488
	GNMA TBA (a)
5,000,000	5.50%, due 3/15/37		4,993,750
			212,239,811

	Total Mortgage-Backed Securities (cost $210,783,676)		212,239,811

	U.S. GOVERNMENT INSTRUMENTALITIES	7.3%
	U.S. Treasury Bonds	0.5%
	U.S. Treasury Bond
1,200,000	4.625%, due 12/31/11		1,205,579

	U.S. Treasury Notes	6.8%
	U.S. Treasury Note
15,700,000	4.875%, due 8/15/16		16,069,201

	Total U.S. Government Instrumentalities
	(cost $17,060,656)		17,274,780

Shares/
Principal Amount

	SHORT-TERM INVESTMENTS	45.8%
576,631	AIM STIT - Treasury Mutual Fund		576,631
	FHLB Discount Note
$ 108,454,000	Zero Coupon, due 3/1/07		108,454,000

	Total Short-Term Investments (cost $109,030,631)		109,030,631

	Total Investments (cost $336,874,963)	142.3%	338,545,222
	Liabilities less Other Assets	(42.3)%	(100,646,992)
	TOTAL NET ASSETS	100.0%	$237,898,230

(a) Security purchased on a when-issued basis. On February 28, 2007, the total cost of investments purchased on a when-issued basis was $101,874,375 or 42.8% of total net assets.

FHLB - Federal Home Loan Bank
FHLMC - Federal Home Loan Mortgage Corporation
FNMA - Federal National Mortgage Association
GNMA - Government National Mortgage Association
TBA - To Be Announced

The cost basis of investments for federal income tax purposes at February 28, 2007 was as follows*:

Cost of investments	$336,874,963

Gross unrealized appreciation	$1,672,905
Gross unrealized depreciation	(2,646)
Net unrealized appreciation	$1,670,259

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal period end. For the previous fiscal period’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

PIA SHORT-TERM GOVERNMENT SECURITIES FUND
Schedule of Investments - February 28, 2007 (Unaudited)

Principal
Amount			Value

	MORTGAGE-BACKED SECURITIES	13.6%
	Private	0.0%
	Prudential Home Mortgage Securities
$ 26,683	7.50%, due 3/25/08		$26,644

	U.S. Government Agencies	13.6%
	FHLMC ARM Pool (a)
52,888	6.651%, due 8/1/15, #755204		53,065
47,073	7.10%, due 2/1/22, #845113		47,737
80,665	5.844%, due 10/1/22, #635206		81,567
30,959	7.147%, due 6/1/23, #845755		31,494
30,130	6.963%, due 2/1/24, #609231		30,670
1,084,730	7.395%, due 1/1/25, #785726		1,099,840
617,964	6.488%, due 2/1/32, #1C0009		623,324
184,391	6.758%, due 1/1/33, #1B0668		186,003
	FNMA ARM Pool (a)
49,840	7.569%, due 7/1/25, #555206		50,569
559,230	5.975%, due 7/1/27, #424953		563,512
380,503	6.983%, due 3/1/28, #556438		388,376
254,148	6.279%, due 6/1/29, #508399		256,073
479,776	6.012%, due 4/1/30, #562912		483,995
212,511	7.19%, due 8/1/30, #556824		214,515
239,749	7.226%, due 10/1/30, #670317		243,272
50,362	6.895%, due 7/1/31, #592745		51,163
124,344	7.442%, due 9/1/31, #597196		126,017
109,769	7.277%, due 11/1/31, #610547		111,173
129,118	6.70%, due 4/1/32, #629098		131,779
110,764	7.25%, due 2/1/33, #670257		112,450
	FNMA Pool
35,617	11.00%, due 1/1/13, #415842		38,190
	GNMA II ARM Pool (a)
25,323	6.125%, due 11/20/21, #8871		25,684
174,633	6.125%, due 10/20/22, #8062		176,905
395,808	6.125%, due 11/20/26, #80011		401,215
86,281	6.125%, due 11/20/26, #80013		87,604
45,135	6.125%, due 12/20/26, #80021		45,737
26,410	5.375%, due 1/20/27, #80029		26,601
381,054	5.75%, due 7/20/27, #80094		385,168
540,615	5.75%, due 8/20/27, #80104		546,265
22,893	6.125%, due 10/20/27, #80122		23,210
215,820	5.375%, due 1/20/28, #80154		217,487
505,776	6.125%, due 10/20/29, #80331		513,083
101,832	6.125%, due 11/20/29, #80344		103,270
			7,477,013

	Total Mortgage-Backed Securities (cost $7,594,919)		7,503,657

	U.S. GOVERNMENT AGENCIES AND
	INSTRUMENTALITIES	86.0%
	U.S. Government Agencies	51.8%
	FHLB
1,700,000	4.625%, due 5/18/07		1,697,630
2,700,000	3.625%, due 1/15/08		2,667,279
	FHLMC
3,250,000	5.75%, due 4/15/08		3,277,437
3,250,000	3.875%, due 6/15/08		3,209,047
	FNMA
1,900,000	4.75%, due 8/3/07		1,896,139
2,500,000	5.00%, due 9/14/07		2,496,360
4,900,000	6.625%, due 10/15/07		4,941,410
2,500,000	3.25%, due 11/15/07		2,467,068
2,500,000	5.25%, due 12/3/07		2,501,810
3,500,000	3.25%, due 1/15/08		3,446,086
			28,600,266

	U.S. Treasury Notes	34.2%
	U.S. Treasury Note
700,000	3.125%, due 5/15/07		697,293
2,500,000	3.25%, due 8/15/07		2,480,568
1,500,000	4.00%, due 8/31/07		1,492,911
2,000,000	4.00%, due 9/30/07		1,988,672
3,000,000	3.00%, due 11/15/07		2,959,221
1,500,000	4.375%, due 1/31/08		1,493,028
2,500,000	5.625%, due 5/15/08		2,524,512
1,700,000	4.875%, due 8/31/08		1,703,454
3,500,000	4.875%, due 10/31/08		3,509,296
			18,848,955

	Total U.S. Government Agencies and
	Instrumentalities (cost $47,422,364)		47,449,221

Shares/
Principal Amount

	SHORT-TERM INVESTMENTS	5.5%
111,407	AIM STIT - Treasury Mutual Fund		111,407
	FHLB Discount Note
$ 2,918,000	Zero Coupon, due 3/1/07		2,918,000

	Total Short-Term Investments (cost $3,029,407)		3,029,407

	Total Investments (cost $58,046,690)	105.1%	57,982,285
	Liabilities less Other Assets	(5.1)%	(2,837,651)
	TOTAL NET ASSETS	100.0%	$55,144,634

(a) Variable rate note. Rate shown reflects the rate in effect at February 28, 2007.

FHLB - Federal Home Loan Bank
FHLMC - Federal Home Loan Mortgage Corporation
FNMA - Federal National Mortgage Association
GNMA - Government National Mortgage Association

The cost basis of investments for federal income tax purposes at February 28, 2007 was as follows*:

Cost of investments	$58,046,690

Gross unrealized appreciation	$33,489
Gross unrealized depreciation	(97,894)
Net unrealized depreciation	$(64,405)

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

PIA TOTAL RETURN BOND FUND
Schedule of Investments - February 28, 2007 (Unaudited)

Principal
Amount			Value

	CORPORATE BONDS & NOTES	19.8%
	Aerospace / Defense	1.0%
	United Technologies Corp.
$ 100,000	4.375%, due 5/1/10		$98,255

	Auto Manufacturers	1.0%
	DaimlerChrysler NA Holding Corp.
100,000	5.875%, due 3/15/11		101,860

	Banks	3.0%
	Bank of America Corp.
100,000	5.375%, due 8/15/11		101,815
	Wachovia Corp.
100,000	4.375%, due 6/1/10		98,147
	Wells Fargo & Co.
100,000	4.625%, due 8/9/10		98,834
			298,796

	Consumer Products	1.0%
	Clorox Co.
100,000	5.00%, due 1/15/15		98,187

	Diversified Financial Services	2.9%
	Countrywide Home Loan
100,000	4.125%, due 9/15/09		97,590
	HSBC Finance Corp.
100,000	4.125%, due 11/16/09		97,981
	SLM Corp.
100,000	5.00%, due 10/1/13		98,861
			294,432

	Electric Utilities	2.0%
	Dominion Resources, Inc.
100,000	5.15%, due 7/15/15		98,878
	Duke Energy Corp.
100,000	6.25%, due 1/15/12		104,981
			203,859

	Food	0.5%
	ConAgra Foods, Inc.
50,000	6.75%, due 9/15/11		53,059

	Insurance	1.0%
	MetLife, Inc.
100,000	5.00%, due 6/15/15		98,457

	Machinery	1.0%
	John Deere Capital Corp.
100,000	5.10%, due 1/15/13		99,754

	Media	1.0%
	Time Warner, Inc.
100,000	6.75%, due 4/15/11		105,592

	Oil & Gas	1.1%
	Occidental Petroleum Corp.
100,000	6.75%, due 1/15/12		107,507

	Retail	1.2%
	Target Corp.
100,000	7.00%, due 7/15/31		118,051

	Savings & Loans	1.0%
	Washington Mutual, Inc.
100,000	5.125%, due 1/15/15		97,167

	Telecommunications	2.1%
	BellSouth Corp.
100,000	6.00%, due 10/15/11		103,489
	Sprint Capital Corp.
100,000	6.875%, due 11/15/28		102,250
			205,739

	Total Corporate Bonds & Notes (cost $1,989,086)		1,980,715

	MORTGAGE-BACKED SECURITIES	34.7%
	Collateralized Mortgage Obligations	0.0%
	FHLMC Series 1387 S
2,578	5.223%, due 10/15/07 (a)(d)(e)		12

	U.S. Government Agencies	34.7%
	FHLMC Pool
263,024	4.50%, due 1/1/19, #B11934		255,496
4,610	5.00%, due 4/1/20, #J02011		4,556
2,399	5.00%, due 12/1/20, #J00565		2,368
435,207	5.00%, due 8/1/34, #G08004		423,331
278,887	5.00%, due 10/1/34, #A27698		271,276
490,459	5.00%, due 8/1/36, #A51601		476,568
	FNMA Pool
249,442	6.00%, due 3/1/33, #555285		252,746
672,677	5.50%, due 10/1/33, #748710		669,027
479	5.50%, due 10/1/35, #797703		476
5,066	5.50%, due 2/1/36, #852944		5,027
	GNMA Pool
326,873	5.50%, due 3/15/34, #623405		326,828
287,957	5.50%, due 8/15/36, #656221		287,665
487,736	6.00%, due 8/15/36, #609011		495,323
			3,470,687

	Total Mortgage-Backed Securities (cost $3,491,251)		3,470,699

	U.S. GOVERNMENT AGENCIES AND
	INSTRUMENTALITIES	61.7%
	U.S. Government Agencies	6.3%
	FNMA
630,000	4.625%, due 10/15/13		623,028

	U.S. Treasury Bonds	16.1%
	U.S. Treasury Bond
350,000	8.125%, due 8/15/21		472,473
325,000	6.375%, due 8/15/27		392,590
685,000	5.375%, due 2/15/31		747,079
			1,612,142

	U.S. Treasury Notes	39.3%
	U.S. Treasury Note
1,300,000	3.125%, due 9/15/08		1,269,785
800,000	4.875%, due 5/15/09		804,594
525,000	4.50%, due 11/15/10		524,918
1,300,000	4.875%, due 8/15/16		1,330,571
			3,929,868

	Total U.S. Government Agencies and
	Instrumentalities (cost $6,142,980)		6,165,038

	RIGHTS	0.0%
1	Global Crossing North America, Inc.
	Liquidating Trust (b)(c) (cost $0)		—

Shares/
Principal Amount

	SHORT-TERM INVESTMENTS	14.0%
249,547	AIM STIT - Treasury Mutual Fund		249,547
	FHLB Discount Note
$ 1,144,000	Zero Coupon, due 3/1/07		1,144,000

	Total Short-Term Investments (cost $1,393,547)		1,393,547

	Total Investments (cost $13,016,864)	130.2%	13,009,999
	Liabilities less Other Assets	(30.2)%	(3,015,542)
	TOTAL NET ASSETS	100.0%	$9,994,457

(a)	Variable rate note. Rate shown reflects the rate in effect at February 28, 2007.
(b)	Restricted security. The interest in the liquidating trust was acquired through a distribution on
December 9, 2003. As of February 28, 2007, the security had a cost and value of $0 (0.0% of net assets).
(c)	Valued at a fair value in accordance with procedures established by the Fund's Board of Trustees.
(d)	Illiquid security. As of February 28, 2007, the security had a value of $12 (less than 0.1% of net assets).
(e)	Interest only security. Represents securities that entitle holders to receive only interest payments on the underlying mortgages. The yield to maturity of an interest only security is extremely sensitive to the rate of principal payments on the underlying mortgage assets. A rapid (slow) rate of principal repayments may have an adverse (positive) effect on yield to maturity. The principal amount shown is the notional amount of the underlying mortgages. The interest rate disclosed represents the coupon rate in effect as of February 28, 2007.

FHLB - Federal Home Loan Bank
FHLMC - Federal Home Loan Mortgage Corporation
FNMA - Federal National Mortgage Association
GNMA - Government National Mortgage Association

The cost basis of investments for federal income tax purposes at February 28, 2007 was as follows*:

Cost of investments	$13,036,311

Gross unrealized appreciation	$83,998
Gross unrealized depreciation	(110,310)
Net unrealized depreciation	$(26,312)

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)      Advisors Series Trust

By (Signature and Title)*      /s/ Eric M. Banhazl
Eric M. Banhazl, President

Date   4/16/2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*     /s/ Eric M. Banhazl
                                                       Eric M. Banhazl, President

Date   4/16/2007

By (Signature and Title)* _/s/ Douglas G. Hess________
  Douglas G. Hess, Treasurer

Date   4/23/2007

* Print the name and title of each signing officer under his or her signature.